Significant Accounting Estimates and Judgements	12 Months Ended
Dec. 31, 2018
Disclosure of changes in accounting estimates [abstract]
Significant Accounting Estimates and Judgements

NOTE 3-SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGEMENTS

Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The Company makes estimates and assumptions concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below:

Revenue

In 2017, the Company signed a license and supply agreement as more fully described in note 8. In determining the amounts to be recognized as revenue, the Company used its judgement in the following main issues:

Identifying the performance obligations in the agreement and determining whether the license provided is distinct - based on the Company’s analysis, the license is distinct as the licensee is able to benefit from the license on its own at its current stage (inter alia, due to sublicensing rights, rights and responsibility for development in the territory, etc.).

Allocation of the transaction price - the Company estimated the standalone selling prices of the services to be provided based on expected cost plus a margin and used the residual approach to estimate the standalone selling price of the license as the Company has not yet established a price for the license, and it has not previously been sold on a standalone basis.

Variable consideration consists of potential future milestone payments. The Company determined that all such variable consideration shall be allocated to the license (the satisfied performance obligation).

Share-based payments

With respect to grants to employees, the value of the labor services received from them in return is measured on the date of grant based on the fair value of the equity instruments granted to the employees. For options granted prior to the Company’s IPO in order to measure the fair value of the labor service received, the Company first measured the share value by using the income approach method, which is an analysis that involves forecasting the appropriate cash flow stream over an appropriate period and then discounting it back to a present value at an appropriate discount rate. This discount rate should consider the time value of money, inflation, and the risk inherent in ownership of the asset or security interest being valued. Once the share value was estimated, the Company used the Black-Scholes model to value the equity instrument. Since the Company was not publicly traded, it looked for comparable companies in the healthcare sector to set the volatility assumption and estimated the equity instrument’s life. For options granted since 2015, the expected volatility was calculated using weighted average and was based on the stock price volatility of the Company since October 1st, 2014 (IPO date) and the remaining years on the stock price volatility of similar companies.

The Company’s management estimates the fair value of the options granted to consultants based on the value of services receivable over the vesting period of the applicable options.

The value of the transactions, measured as aforesaid, is expensed over the period during which the right of the employees and non-employees to exercise or receive the underlying equity instruments vests; commensurate with every periodic recognition of the expense, a corresponding increase is recorded to additional paid in capital, included under the Company’s equity (see also note 10).

Clinical trial accruals

Clinical trial expenses are charged to research and development expense as incurred. The Company accrues for expenses resulting from obligations under contracts with clinical research organizations (CROs). The financial terms of these contracts are subject to negotiations, which vary from contract to contract and may result in payment flows that do not match the periods over which materials or services are provided. The Company’s objective is to reflect the appropriate trial expense in the financial statements by matching the appropriate expenses with the period in which services and efforts are expended. As of December 31, 2018, the company had clinical accruals in the amount of approximately $1.2 million.